Condensed consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 7,825	€ 3,219
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	11	(3)
Remeasurement of the net defined benefit asset/liability	33	29
Net change in fair value of equity instruments at fair value through other comprehensive income	66	90
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	220	17
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at fair value through other comprehensive income	(338)	(108)
Realised gains/losses on debt instruments at fair value through other comprehensice income reclassified to the statement of profit or loss	(27)	(30)
Changes in cash flow hedge reserve	(2,400)	(673)
Exchange rate differences	894	158
Share of other comprehensive income of associates and joint ventures and other income		(2)
Total comprehensive income	6,284	2,698
Comprehensive income attributable to:
Non-controlling interests	(281)	(31)
Equity holders of the parent	6,565	2,730
Total comprehensive income	€ 6,284	€ 2,698